Derivatives	9 Months Ended
Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
DERIVATIVES
As of September 30, 2014 and December 31, 2013, derivative activity consists of the following:

		Fair Value As of
(In thousands)	Balance Sheet Classification	September 30, 2014	December 31, 2013
Derivatives designated as hedges:
Interest rate swaps	Accounts payable and other current liabilities	$(351)	$—
Interest rate swaps	Accumulated other comprehensive loss	$351	$—
Derivatives not designated as hedges:
Interest rate swaps	Accounts payable and other current liabilities	$(937)	$—
Foreign currency hedges	Accounts payable and other current liabilities	$(143)	$—

(In thousands)		Nine Months Ended September 30,
Derivatives not designated as hedges:	Statement of Operations Classification	2014	2013
Interest rate swaps	Interest expense, net	$937	$—
Foreign currency hedges	Loss on foreign currency exchange	$143	$—

 As part of the Company’s risk management strategy, the Company has entered into interest rate swaps and foreign currency hedges to mitigate interest rate and foreign currency exposure. Financial instruments are not utilized for speculative purposes. If the Company elects to do so and if the instrument meets the criteria specified in ASC 815, Derivatives and Hedging, management designates its derivative instruments as cash flow hedges. The Company enters into interest rate swap agreements in order to hedge the variability of expected future cash interest payments. Currency swaps are used to reduce risks arising from the change in fair value of certain foreign currency denominated assets and liabilities. The objective of these practices is to minimize the impact of foreign currency fluctuations on operating results.

In September 2014, the Company, entered into an interest rate swap agreement with its lenders to hedge floating rate debt under the Term Loan. The interest rate swap qualifies for hedge accounting and was designated as a cash flow hedge. Under the interest rate swap agreement, the Company pays the fixed rate and the financial institution counterparties to the agreements pay the Company a floating interest rate. The amount recorded in the consolidated balance sheet represents the estimated fair value of the net amount that the Company would settle on September 30, 2014, if the agreements were transferred to other third parties or canceled by the Company. The effective portion of the change in fair value of this cash flow hedge as of September 30, 2014 was a loss of $351. This was recorded to accumulated other comprehensive income (loss) and no amounts were reclassified into earnings for the nine months ended September 30, 2014. This amount is expected to be recognized in earnings over the next 12 months. There was no material ineffectiveness during the nine months ended September 30, 2014.
As of September 30, 2014, the project entities in the California Public Institution project portfolio are party to six interest rate swap instruments that are economic hedges. These instruments are used to hedge floating rate debt. Under the interest rate swap agreements, the project entities pay a fixed rate and the financial institution counterparties to the agreements pay the project entities a floating interest rate. The combined notional value of the six interest rate swap instruments at September 30, 2014 and December 31, 2013 was $17,055. The amounts recorded in the consolidated balance sheet, as provided in the table above, represent the estimated fair value of the net amount that would settle on the balance sheet date if the swaps were transferred to other third parties or canceled by us. Because these hedges are deemed economic hedges and not accounted for under hedge accounting, the changes in fair value are recorded in the consolidated statement of operations, as provided in the table above.
In September 2014, the Company, entered into a series of foreign currency hedges in order to hedge its exposure to foreign currency fluctuations. The combined notional value of the British pound and Canadian dollar hedges at September 30, 2014 was GBP 17.8 million and CAD 21.0 million, respectively. The settlement of these hedges occurs on a quarterly basis through July 2016. The amounts recorded in the consolidated balance sheet, as provided in the table above, represent the estimated fair value of the net amount that would settle on the balance sheet date if the swaps were transferred to other third parties or canceled by us. Because these hedges are deemed economic hedges and not accounted for under hedge accounting, the changes in fair value are recorded in the consolidated statement of operations, as provided in the table above.